31. COMMITMENTS	12 Months Ended
Dec. 31, 2020
Commitments
COMMITMENTS
31.	COMMITMENTS

In the normal course of the business, the Company enters into agreements with third parties for the purchase of raw material, mainly corn and soymeal. The agreed prices in these agreements can be fixed or variable. The Company also enters into other agreements, such as electricity supply, packaging supplies, construction of buildings and others for the supply of its manufacturing activities. The firm commitments schedule is set forth below:

12.31.20
Current	5,293,415
Non-current	1,504,551
2022	401,777
2023	271,022
2024	244,654
2025	175,982
2026 onwards	411,116
6,797,966